Earnings / (Loss) per share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Earnings/ (Loss) per Share (Table)

	Years ended December 31,
	2020	2021	2022
Income / (Loss) :
Net income / (loss)	$9,660	$680,530	$565,999

Basic earnings / (loss) per share:
Weighted average common shares outstanding, basic	96,128,173	101,183,829	102,153,255
Basic earnings / (loss) per share	$0.10	$6.73	$5.54

Effect of dilutive securities:
Dillutive effect of non vested shares	153,216	295,243	383,711
Weighted average common shares outstanding, diluted	96,281,389	101,479,072	102,536,966

Diluted earnings / (loss) per share	$0.10	$6.71	$5.52